Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
3.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,	As of March 31,
	2017	2018
	US$	US$

Staff advances	312	430
Prepayment for ordinary share repurchase (i)	-	10,048
Prepayment for products	1,008	1,787
Advance to OEM	3,662	-
Rental and other deposits	1,203	1,103
VAT recoverable	2,189	2,898
Loan to third parties	1,469	-
Receivable from an agent	6,318	6,450
Others	79	130

	16,240	22,846

(i)

On January 10, 2018, the Company entered into a stock repurchase agreement (“Stock Repurchase Agreement”) with Zhengqi International Holding Limited (“Zhengqi”), pursuant to which the Company agreed to repurchase 966,136 ordinary shares that were originally issued and sold to Zhengqi on August 18, 2017, at an aggregate purchase price of $10 million. The $10 million share repurchases consideration was transferred to Zhengqi, and the Company is working with Zhengqi to complete certain procedures to close the transaction in 2018.

6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2016	2017
	US$	US$

Staff advances	293	312
Prepayment for products	-	1,008
Advance to OEM	3,739	3,662
Rental and other deposits	1,048	1,203
VAT recoverable	963	2,189
Loan to third parties	519	1,469
Receivable from an agent	-	6,318
Others	37	79

	6,599	16,240